Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade and other payables
11.	Trade and other payables

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD

Non-current
Loans from a related party (Note 20)	1,651,825	-	-

Current
Trade payables – third parties	969,110	1,332,108	316,535
Loans from a related party (Note 20)	1,887,800	-	-
Amount due to related parties, net (Note 20)	128,523	338,786	80,502
Advances from a related party (Note 20)	5,250,465	5,149,801	1,223,696
Other payables	289,091	230,340	54,733
Provision	48,000	48,000	11,406
Accrued expenses	3,585,167	1,035,151	245,973
	12,158,156	8,134,186	1,932,845
	13,809,981	8,134,186	1,932,845

Trade payables are non-interest bearing and are normally settled on 30 to 90 days’ (2024: 30 to 90 days’) credit term.

Accrued expenses mainly consisted of staff cost, interest payables, freight charges and professional fees.

Amount due to related parties is unsecured, non-interest bearing and repayment on demand.

Advances from a related party are non-trade in nature, unsecured and non-interest bearing. The advances were used to finance the Company’s proposed IPO on Nasdaq Capital Market.

The provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.

Loans from a related party are unsecured, bear interest at 4.5% (2024: 4.5%) per annum and expected to be settled in cash. The loans were fully settled in January 2025.

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Malaysian Ringgit	1,130,946	1,117,336	265,501
United States Dollar	12,295,728	5,805,035	1,379,392
Euro	255,478	523,228	124,330
Singapore Dollar	-	13,730	3,263
Japanese Yen	-	104,641	24,865
Others	127,829	570,216	135,494
	13,809,981	8,134,186	1,932,845